Notes payable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Notes payable	$ 619,029	$ 300,549
Interest rate	26.50%	26.50%	26.50%
RH Capital Finance CO LLC [Member]
Statement [Line Items]
Note payable Issued	$ 309,138
Notes payable	$ 318,480
Interest rate	17.00%
Accrued interest	$ 9,343
RH Capital [Member]
Statement [Line Items]
Note payable Issued	$ 290,387
Interest rate	16.00%
Accrued interest	$ 30,547